Intangible Assets Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Future Amortization Expense, Year One	$ 196
Future Amortization Expense, Year Two	196
Future Amortization Expense, Year Three	196
Future Amortization Expense, Year Four	196
Future Amortization Expense, Year Five	196
Future Amortization Expense, after Year Five	$ 2,288